Earnings (Loss) Per Share (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per unit, basic (in usd per share)	$ 0	$ 0	$ 0
Earnings (loss) per unit, diluted (in usd per share)	$ 0	$ 0	$ 0